Global Atlantic BlackRock High Yield Portfolio

Portfolio of Investments (Unaudited)

September 30, 2020

	Shares/ Principal	Fair Value
Corporate Bonds and Notes - 98.5%
Advertising - 0.4%
MDC Partners, Inc., 6.50%, 5/1/24(a)	$175,000	$159,687
National CineMedia LLC, 5.88%, 4/15/28(a)	75,000	62,625
Outfront Media Capital LLC / Outfront Media Capital Corp., 5.00%, 8/15/27(a)	45,000	43,875
		266,187
Aerospace & Defense - 2.2%
Howmet Aerospace, Inc., 5.90%, 2/1/27	250,000	269,322
Kratos Defense & Security Solutions, Inc., 6.50%, 11/30/25(a)	40,000	41,758
Signature Aviation US Holdings, Inc.
5.38%, 5/1/26(a)	60,000	60,600
4.00%, 3/1/28(a)	65,000	60,450
Spirit AeroSystems, Inc., 5.50%, 1/15/25(a)	25,000	25,125
SSL Robotics LLC, 9.75%, 12/31/23(a)	100,000	110,148
TransDigm, Inc.
6.25%, 3/15/26(a)	300,000	313,289
6.38%, 6/15/26	250,000	250,982
7.50%, 3/15/27	250,000	259,578
		1,391,252
Agriculture - 0.7%
Vector Group Ltd., 6.13%, 2/1/25(a)	450,000	448,875

Airlines - 0.5%
Delta Air Lines, Inc., 7.38%, 1/15/26	150,000	157,251
Mileage Plus Holdings LLC / Mileage Plus Intellectual Property Assets Ltd., 6.50%, 6/20/27(a),(b)	74,391	77,460
Spirit Loyalty Cayman Ltd. / Spirit IP Cayman Ltd., 8.00%, 9/20/25(a)	100,000	105,952
		340,663
Auto Manufacturers - 3.3%
Allison Transmission, Inc., 4.75%, 10/1/27(a)	200,000	205,750
BCD Acquisition, Inc., 9.63%, 9/15/23(a)	50,000	49,750
Ford Motor Co.
8.50%, 4/21/23	155,000	168,950
9.00%, 4/22/25	170,000	194,907
4.35%, 12/8/26	200,000	197,412
9.63%, 4/22/30	140,000	180,775
5.29%, 12/8/46	100,000	93,812
Ford Motor Credit Co. LLC
2.98%, 8/3/22	200,000	197,000
3.09%, 1/9/23	200,000	195,978
4.06%, 11/1/24	200,000	199,750
Jaguar Land Rover Automotive PLC, 5.63%, 2/1/23(a)	150,000	144,000

	Shares/ Principal	Fair Value

Auto Manufacturers (continued)
JB Poindexter & Co., Inc., 7.13%, 4/15/26(a)	$50,000	$53,019
Navistar International Corp., 9.50%, 5/1/25(a)	175,000	197,185
		2,078,288
Auto Parts & Equipment - 1.0%
Adient US LLC
9.00%, 4/15/25(a)	15,000	16,537
7.00%, 5/15/26(a)	230,000	246,327
American Axle & Manufacturing, Inc., 6.25%, 4/1/25	100,000	98,750
Clarios Global LP / Clarios US Finance Co., 6.25%, 5/15/26(a)	45,000	47,185
IHO Verwaltungs GmbH, 4.75% Cash, 9/15/26(a),(c)	200,000	202,500
Meritor, Inc., 6.25%, 6/1/25(a)	40,000	41,800
		653,099
Banks - 1.5%
CIT Group, Inc., 5.00%, 8/15/22	100,000	103,000
Deutsche Bank AG
4.50%, 4/1/25	200,000	201,155
4.30%, (USD 5 Year Swap + 2.25%), 5/24/28(d)	200,000	191,155
Freedom Mortgage Corp., 8.25%, 4/15/25(a)	95,000	96,880
Provident Funding Associates LP / PFG Finance Corp., 6.38%, 6/15/25(a)	150,000	145,125
UniCredit SpA, 5.46%, (US 5 Year CMT T-Note + 4.75%), 6/30/35(a),(d)	200,000	203,750
		941,065
Biotechnology - 0.1%
Emergent BioSolutions, Inc., 3.88%, 8/15/28(a)	35,000	35,138

Building Materials - 1.7%
Boise Cascade Co., 4.88%, 7/1/30(a)	50,000	53,750
Builders FirstSource, Inc.
6.75%, 6/1/27(a)	144,000	154,260
5.00%, 3/1/30(a)	125,000	129,375
Forterra Finance LLC / FRTA Finance Corp., 6.50%, 7/15/25(a)	100,000	105,655
Griffon Corp., 5.75%, 3/1/28	25,000	26,096
James Hardie International Finance DAC, 5.00%, 1/15/28(a)	200,000	208,500
Masonite International Corp., 5.38%, 2/1/28(a)	100,000	106,643
Norbord, Inc., 5.75%, 7/15/27(a)	45,000	47,533
PGT Innovations, Inc., 6.75%, 8/1/26(a)	50,000	53,250
Summit Materials LLC / Summit Materials Finance Corp.
5.13%, 6/1/25(a)	100,000	101,375

Global Atlantic BlackRock High Yield Portfolio

Portfolio of Investments (Unaudited) (Continued)

September 30, 2020

	Shares/ Principal	Fair Value
Building Materials (continued)
6.50%, 3/15/27(a)	$30,000	$31,950
5.25%, 1/15/29(a)	35,000	36,444
US Concrete, Inc., 5.13%, 3/1/29(a)	15,000	15,038
		1,069,869
Chemicals - 2.9%
CF Industries, Inc., 4.95%, 6/1/43	150,000	174,424
Chemours Co. (The)
6.63%, 5/15/23	50,000	50,600
5.38%, 5/15/27	150,000	148,500
Cornerstone Chemical Co., 6.75%, 8/15/24(a)	100,000	93,573
CVR Partners LP / CVR Nitrogen Finance Corp., 9.25%, 6/15/23(a)	35,000	32,375
Element Solutions, Inc., 3.88%, 9/1/28(a)	40,000	39,250
INEOS Group Holdings SA, 5.63%, 8/1/24(a)	200,000	202,042
Methanex Corp.
5.13%, 10/15/27	70,000	69,650
5.25%, 12/15/29	100,000	98,875
NOVA Chemicals Corp., 4.88%, 6/1/24(a)	350,000	347,489
Nufarm Australia Ltd. / Nufarm Americas, Inc., 5.75%, 4/30/26(a)	90,000	91,809
OCI NV, 6.63%, 4/15/23(a)	200,000	206,800
Olin Corp., 9.50%, 6/1/25(a)	85,000	99,076
Rain CII Carbon LLC / CII Carbon Corp., 7.25%, 4/1/25(a)	100,000	95,500
Tronox Finance PLC, 5.75%, 10/1/25(a)	75,000	73,875
Tronox, Inc., 6.50%, 5/1/25(a)	25,000	26,062
		1,849,900
Coal - 0.0%†
SunCoke Energy Partners LP / SunCoke Energy Partners Finance Corp., 7.50%, 6/15/25(a)	25,000	22,551

Commercial Services - 2.6%
Algeco Global Finance PLC, 8.00%, 2/15/23(a)	200,000	198,500
Allied Universal Holdco LLC / Allied Universal Finance Corp., 6.63%, 7/15/26(a)	30,000	31,950
AMN Healthcare, Inc., 4.63%, 10/1/27(a)	15,000	15,375
APX Group, Inc., 6.75%, 2/15/27(a)	140,000	145,250
ASGN, Inc., 4.63%, 5/15/28(a)	70,000	70,288
Brink's Co. (The), 4.63%, 10/15/27(a)	100,000	99,845
Carriage Services, Inc., 6.63%, 6/1/26(a)	200,000	209,000
Gartner, Inc.
4.50%, 7/1/28(a)	75,000	78,844
3.75%, 10/1/30(a)	30,000	30,346
Graham Holdings Co., 5.75%, 6/1/26(a)	125,000	131,563

	Shares/ Principal	Fair Value
Commercial Services (continued)
Prime Security Services Borrower LLC / Prime Finance, Inc.
5.75%, 4/15/26(a)	$175,000	$187,141
3.38%, 8/31/27(a)	50,000	47,962
6.25%, 1/15/28(a)	105,000	106,313
Refinitiv US Holdings, Inc.
6.25%, 5/15/26(a)	45,000	48,150
8.25%, 11/15/26(a)	40,000	43,800
Ritchie Bros Auctioneers, Inc., 5.38%, 1/15/25(a)	50,000	51,500
Service Corp. International/US
5.13%, 6/1/29	20,000	22,163
3.38%, 8/15/30	25,000	25,031
United Rentals North America, Inc.
5.25%, 1/15/30	70,000	76,388
3.88%, 2/15/31	15,000	15,225
		1,634,634
Computers - 0.3%
Booz Allen Hamilton, Inc., 3.88%, 9/1/28(a)	65,000	66,726
Dell, Inc., 6.50%, 4/15/38	50,000	57,870
Diebold Nixdorf, Inc., 9.38%, 7/15/25(a)	30,000	31,650
Presidio Holdings, Inc., 4.88%, 2/1/27(a)	30,000	30,300
Science Applications International Corp., 4.88%, 4/1/28(a)	30,000	30,458
		217,004
Cosmetics & Personal Care - 0.4%
Avon International Capital PLC, 6.50%, 8/15/22(a)	70,000	70,175
Avon International Operations, Inc., 7.88%, 8/15/22(a)	200,000	202,357
		272,532
Distribution & Wholesale - 0.2%
American Builders & Contractors Supply Co., Inc., 4.00%, 1/15/28(a)	15,000	15,244
HD Supply, Inc., 5.38%, 10/15/26(a)	50,000	52,302
Performance Food Group, Inc., 5.50%, 10/15/27(a)	45,000	46,350
		113,896
Diversified Financial Services - 3.4%
AG Issuer LLC, 6.25%, 3/1/28(a)	35,000	34,825
Ally Financial, Inc., 5.75%, 11/20/25	100,000	112,119
Credit Acceptance Corp., 6.63%, 3/15/26	45,000	46,462
Curo Group Holdings Corp., 8.25%, 9/1/25(a)	75,000	62,813
Enova International, Inc., 8.50%, 9/15/25(a)	125,000	118,125
Global Aircraft Leasing Co. Ltd., 6.50% Cash, 7.25% PIK, 9/15/24(a),(c)	103,625	57,771
goeasy Ltd., 5.38%, 12/1/24(a)	110,000	111,375

Global Atlantic BlackRock High Yield Portfolio

Portfolio of Investments (Unaudited) (Continued)

September 30, 2020

	Shares/ Principal	Fair Value

Diversified Financial Services (continued)
Jefferies Finance LLC / JFIN Co-Issuer Corp., 7.25%, 8/15/24(a)	$200,000	$207,250
LPL Holdings, Inc., 4.63%, 11/15/27(a)	90,000	90,900
Nationstar Mortgage Holdings, Inc.
9.13%, 7/15/26(a)	175,000	187,688
6.00%, 1/15/27(a)	65,000	66,258
5.50%, 8/15/28(a)	50,000	49,937
Navient Corp.
5.50%, 1/25/23	100,000	100,636
6.75%, 6/15/26	100,000	99,750
5.00%, 3/15/27	75,000	70,427
OneMain Finance Corp.
5.63%, 3/15/23	100,000	103,750
6.13%, 3/15/24	265,000	277,588
7.13%, 3/15/26	100,000	111,720
6.63%, 1/15/28	95,000	105,431
5.38%, 11/15/29	55,000	57,200
Quicken Loans, Inc., 5.75%, 5/1/25(a)	100,000	102,950
		2,174,975
Electric - 2.7%
Calpine Corp.
5.25%, 6/1/26(a)	180,000	186,999
4.50%, 2/15/28(a)	100,000	102,414
5.13%, 3/15/28(a)	70,000	72,450
4.63%, 2/1/29(a)	25,000	24,953
Clearway Energy Operating LLC
5.75%, 10/15/25	80,000	84,000
4.75%, 3/15/28(a)	70,000	72,275
Drax Finco PLC, 6.63%, 11/1/25(a)	200,000	208,000
NextEra Energy Operating Partners LP, 4.25%, 7/15/24(a)	50,000	52,135
NRG Energy, Inc., 7.25%, 5/15/26	400,000	425,708
Pattern Energy Operations LP / Pattern Energy Operations, Inc., 4.50%, 8/15/28(a)	40,000	41,500
PG&E Corp., 5.25%, 7/1/30	115,000	111,262
Talen Energy Supply LLC
7.25%, 5/15/27(a)	225,000	224,239
6.63%, 1/15/28(a)	70,000	67,813
Vistra Operations Co. LLC, 5.00%, 7/31/27(a)	40,000	41,920
		1,715,668
Electrical Components & Equipment - 0.4%
Energizer Holdings, Inc.
6.38%, 7/15/26(a)	80,000	86,016
7.75%, 1/15/27(a)	20,000	21,850
4.75%, 6/15/28(a)	35,000	36,222
WESCO Distribution, Inc.
7.13%, 6/15/25(a)	40,000	43,572

	Shares/ Principal	Fair Value

Electrical Components & Equipment (continued)
7.25%, 6/15/28(a)	$45,000	$49,305
		236,965
Electronics - 0.1%
Itron, Inc., 5.00%, 1/15/26(a)	45,000	46,125

Energy-Alternate Sources - 0.2%
TerraForm Power Operating LLC, 5.00%, 1/31/28(a)	100,000	109,468

Engineering & Construction - 0.9%
AECOM, 5.13%, 3/15/27	50,000	54,006
Fluor Corp., 4.25%, 9/15/28	50,000	42,687
frontdoor, Inc., 6.75%, 8/15/26(a)	45,000	47,925
MasTec, Inc., 4.50%, 8/15/28(a)	40,000	40,400
New Enterprise Stone & Lime Co., Inc., 6.25%, 3/15/26(a)	90,000	92,700
TopBuild Corp., 5.63%, 5/1/26(a)	35,000	36,138
Tutor Perini Corp., 6.88%, 5/1/25(a)	300,000	276,000
Weekley Homes LLC / Weekley Finance Corp., 4.88%, 9/15/28(a)	15,000	15,150
		605,006
Entertainment - 1.9%
Boyne USA, Inc., 7.25%, 5/1/25(a)	75,000	78,750
Caesars Entertainment, Inc., 6.25%, 7/1/25(a)	210,000	219,501
Cedar Fair LP, 5.25%, 7/15/29	35,000	33,600
Cedar Fair LP / Canada's Wonderland Co. / Magnum Management Corp. / Millennium Op, 5.50%, 5/1/25(a)	80,000	82,400
Churchill Downs, Inc., 4.75%, 1/15/28(a)	50,000	50,250
Colt Merger Sub, Inc., 5.75%, 7/1/25(a)	15,000	15,469
International Game Technology PLC, 6.50%, 2/15/25(a)	100,000	106,375
Jacobs Entertainment, Inc., 7.88%, 2/1/24(a)	5,000	4,879
Live Nation Entertainment, Inc., 4.88%, 11/1/24(a)	200,000	193,500
Merlin Entertainments Ltd., 5.75%, 6/15/26(a)	200,000	190,500
Six Flags Entertainment Corp., 4.88%, 7/31/24(a)	100,000	94,067
Six Flags Theme Parks, Inc., 7.00%, 7/1/25(a)	15,000	15,956
Stars Group Holdings BV / Stars Group US Co.-Borrower LLC, 7.00%, 7/15/26(a)	45,000	47,813
WMG Acquisition Corp., 3.00%, 2/15/31(a)	105,000	102,086
		1,235,146

Global Atlantic BlackRock High Yield Portfolio

Portfolio of Investments (Unaudited) (Continued)

September 30, 2020

	Shares/ Principal	Fair Value

Environmental Control - 0.6%
Advanced Disposal Services, Inc., 5.63%, 11/15/24(a)	$200,000	$206,250
GFL Environmental, Inc.
3.75%, 8/1/25(a)	55,000	55,304
5.13%, 12/15/26(a)	35,000	36,141
Waste Pro USA, Inc., 5.50%, 2/15/26(a)	65,000	65,779
		363,474
Food - 2.9%
Albertsons Cos., Inc. / Safeway, Inc. / New Albertsons LP / Albertsons LLC
7.50%, 3/15/26(a)	10,000	10,970
4.63%, 1/15/27(a)	50,000	51,159
5.88%, 2/15/28(a)	30,000	32,025
4.88%, 2/15/30(a)	65,000	67,763
Kraft Heinz Foods Co.
3.75%, 4/1/30(a)	200,000	211,261
6.88%, 1/26/39	200,000	267,892
5.00%, 6/4/42	250,000	273,781
4.38%, 6/1/46	250,000	256,857
Lamb Weston Holdings, Inc., 4.88%, 5/15/28(a)	15,000	16,200
Pilgrim's Pride Corp., 5.88%, 9/30/27(a)	100,000	103,250
Post Holdings, Inc.
5.75%, 3/1/27(a)	300,000	315,375
4.63%, 4/15/30(a)	50,000	51,438
Simmons Foods, Inc., 5.75%, 11/1/24(a)	200,000	200,208
		1,858,179
Forest Products & Paper - 0.1%
Clearwater Paper Corp., 4.75%, 8/15/28(a)	80,000	80,200

Gas - 0.2%
AmeriGas Partners LP / AmeriGas Finance Corp., 5.63%, 5/20/24	150,000	158,683

Hand & Machine Tools - 0.1%
Colfax Corp.
6.00%, 2/15/24(a)	55,000	56,994
6.38%, 2/15/26(a)	25,000	26,500
		83,494
Healthcare-Products - 0.9%
Avantor, Inc., 6.00%, 10/1/24(a)	100,000	104,500
Hologic, Inc.
4.38%, 10/15/25(a)	300,000	306,750
3.25%, 2/15/29(a)	60,000	60,375
Teleflex, Inc.
4.63%, 11/15/27	100,000	105,250
4.25%, 6/1/28(a)	10,000	10,350
		587,225

	Shares/ Principal	Fair Value

Healthcare-Services - 5.4%
Catalent Pharma Solutions, Inc., 5.00%, 7/15/27(a)	$40,000	$41,600
Centene Corp.
5.25%, 4/1/25(a)	100,000	103,925
5.38%, 6/1/26(a)	120,000	126,450
5.38%, 8/15/26(a)	170,000	180,060
4.25%, 12/15/27	30,000	31,393
4.63%, 12/15/29	230,000	248,092
Charles River Laboratories International, Inc., 4.25%, 5/1/28(a)	25,000	26,237
CHS/Community Health Systems, Inc.
6.25%, 3/31/23	200,000	195,500
8.00%, 3/15/26(a)	175,000	172,025
DaVita, Inc.
4.63%, 6/1/30(a)	170,000	174,131
3.75%, 2/15/31(a)	60,000	57,813
Encompass Health Corp.
4.50%, 2/1/28	45,000	45,225
4.75%, 2/1/30	60,000	60,872
HCA, Inc.
5.88%, 2/15/26	450,000	504,000
5.63%, 9/1/28	115,000	131,554
5.88%, 2/1/29	20,000	23,300
3.50%, 9/1/30	100,000	101,888
IQVIA, Inc., 5.00%, 10/15/26(a)	200,000	209,000
LifePoint Health, Inc., 4.38%, 2/15/27(a)	35,000	35,044
Molina Healthcare, Inc.
5.38%, 11/15/22	175,000	182,875
4.38%, 6/15/28(a)	90,000	91,845
Select Medical Corp., 6.25%, 8/15/26(a)	185,000	192,400
Tenet Healthcare Corp.
4.63%, 7/15/24	100,000	100,500
7.50%, 4/1/25(a)	30,000	32,250
5.13%, 11/1/27(a)	255,000	261,936
6.13%, 10/1/28(a)	110,000	106,975
		3,436,890
Home Builders - 3.8%
Beazer Homes USA, Inc.
5.88%, 10/15/27	150,000	151,875
7.25%, 10/15/29	100,000	107,250
Brookfield Residential Properties, Inc. / Brookfield Residential US Corp., 4.88%, 2/15/30(a)	130,000	121,681
Century Communities, Inc., 6.75%, 6/1/27	25,000	26,375
KB Home
6.88%, 6/15/27	210,000	248,325
4.80%, 11/15/29	95,000	104,737
M/I Homes, Inc., 4.95%, 2/1/28	75,000	77,250

Global Atlantic BlackRock High Yield Portfolio

Portfolio of Investments (Unaudited) (Continued)

September 30, 2020

	Shares/ Principal	Fair Value
Home Builders (continued)
Mattamy Group Corp.
5.25%, 12/15/27(a)	$60,000	$61,650
4.63%, 3/1/30(a)	115,000	116,449
MDC Holdings, Inc., 6.00%, 1/15/43	100,000	121,000
Meritage Homes Corp., 6.00%, 6/1/25	250,000	278,802
Picasso Finance Sub, Inc., 6.13%, 6/15/25(a)	50,000	53,857
PulteGroup, Inc.
5.50%, 3/1/26	200,000	228,000
5.00%, 1/15/27	50,000	56,563
Shea Homes LP / Shea Homes Funding Corp.
4.75%, 2/15/28(a)	160,000	160,336
4.75%, 4/1/29(a)	50,000	49,813
Taylor Morrison Communities, Inc., 5.75%, 1/15/28(a)	125,000	135,938
TRI Pointe Group, Inc.
5.25%, 6/1/27	100,000	106,750
5.70%, 6/15/28	30,000	32,850
TRI Pointe Group, Inc. / TRI Pointe Homes, Inc., 5.88%, 6/15/24	100,000	108,000
Williams Scotsman International, Inc., 4.63%, 8/15/28(a)	45,000	45,182
Winnebago Industries, Inc., 6.25%, 7/15/28(a)	25,000	26,375
		2,419,058
Household Products & Wares - 0.2%
Spectrum Brands, Inc., 5.50%, 7/15/30(a)	100,000	105,500

Housewares - 0.3%
Newell Brands, Inc.
4.70%, 4/1/26	100,000	106,500
5.88%, 4/1/36	25,000	28,634
Scotts Miracle-Gro Co. (The), 4.50%, 10/15/29	70,000	74,156
		209,290
Insurance - 0.8%
Acrisure LLC / Acrisure Finance, Inc., 8.13%, 2/15/24(a)	115,000	120,462
AmWINS Group, Inc., 7.75%, 7/1/26(a)	25,000	26,750
Radian Group, Inc.
4.50%, 10/1/24	100,000	99,270
6.63%, 3/15/25	175,000	184,625
4.88%, 3/15/27	50,000	50,000
		481,107
Internet - 3.2%
Cogent Communications Group, Inc., 5.38%, 3/1/22(a)	305,000	311,100
GrubHub Holdings, Inc., 5.50%, 7/1/27(a)	150,000	155,625
Match Group Holdings II LLC
5.00%, 12/15/27(a)	150,000	158,250

	Shares/ Principal	Fair Value

Internet (continued)
4.63%, 6/1/28(a)	$30,000	$30,900
5.63%, 2/15/29(a)	155,000	167,012
4.13%, 8/1/30(a)	85,000	85,983
Netflix, Inc.
3.63%, 6/15/25(a)	60,000	62,678
4.38%, 11/15/26	50,000	54,437
4.88%, 6/15/30(a)	400,000	456,000
NortonLifeLock, Inc., 5.00%, 4/15/25(a)	100,000	102,343
TripAdvisor, Inc., 7.00%, 7/15/25(a)	15,000	15,638
VeriSign, Inc.
5.25%, 4/1/25	200,000	221,000
4.75%, 7/15/27	200,000	212,000
		2,032,966
Investment Companies - 1.1%
Compass Group Diversified Holdings LLC, 8.00%, 5/1/26(a)	55,000	57,750
Icahn Enterprises LP / Icahn Enterprises Finance Corp.
4.75%, 9/15/24	250,000	253,125
6.38%, 12/15/25	200,000	205,593
6.25%, 5/15/26	190,000	198,075
		714,543
Iron & Steel - 1.4%
Allegheny Technologies, Inc.
7.88%, 8/15/23	150,000	153,391
5.88%, 12/1/27	25,000	24,024
ArcelorMittal SA, 4.55%, 3/11/26	250,000	270,890
Big River Steel LLC / BRS Finance Corp., 6.63%, 1/31/29(a)	60,000	60,669
Cleveland-Cliffs, Inc., 5.75%, 3/1/25	122,000	113,155
Commercial Metals Co.
5.75%, 4/15/26	75,000	78,000
5.38%, 7/15/27	100,000	105,470
Mineral Resources Ltd., 8.13%, 5/1/27(a)	75,000	81,391
		886,990
Leisure Time - 0.8%
Carnival Corp.
11.50%, 4/1/23(a)	200,000	224,129
9.88%, 8/1/27(a)	60,000	63,575
Royal Caribbean Cruises Ltd.
10.88%, 6/1/23(a)	35,000	39,156
9.13%, 6/15/23(a)	10,000	10,600
11.50%, 6/1/25(a)	100,000	116,005
Silversea Cruise Finance Ltd., 7.25%, 2/1/25(a)	75,000	75,938
		529,403
Lodging - 1.3%
Hilton Domestic Operating Co., Inc.
4.25%, 9/1/24	100,000	99,500
5.38%, 5/1/25(a)	20,000	20,886
5.13%, 5/1/26	45,000	46,317

Global Atlantic BlackRock High Yield Portfolio

Portfolio of Investments (Unaudited) (Continued)

September 30, 2020

	Shares/ Principal	Fair Value

Lodging (continued)
4.88%, 1/15/30	$45,000	$46,350
Hilton Worldwide Finance LLC / Hilton Worldwide Finance Corp., 4.88%, 4/1/27	200,000	203,185
Marriott Ownership Resorts, Inc.
6.13%, 9/15/25(a)	70,000	72,100
4.75%, 1/15/28	35,000	32,900
Wyndham Destinations, Inc.
6.00%, 4/1/27	75,000	76,922
4.63%, 3/1/30(a)	14,000	13,510
Wyndham Hotels & Resorts, Inc., 5.38%, 4/15/26(a)	100,000	101,750
Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp., 5.50%, 3/1/25(a)	100,000	94,375
		807,795
Machinery-Construction & Mining - 0.2%
BWX Technologies, Inc., 4.13%, 6/30/28(a)	115,000	117,587

Machinery-Diversified - 0.2%
Mueller Water Products, Inc., 5.50%, 6/15/26(a)	35,000	36,138
RBS Global, Inc. / Rexnord LLC, 4.88%, 12/15/25(a)	35,000	35,481
Stevens Holding Co., Inc., 6.13%, 10/1/26(a)	50,000	53,500
		125,119
Media - 8.4%
Altice Financing SA, 7.50%, 5/15/26(a)	200,000	211,706
Block Communications, Inc., 4.88%, 3/1/28(a)	25,000	25,500
CCO Holdings LLC / CCO Holdings Capital Corp.
5.50%, 5/1/26(a)	200,000	207,750
5.13%, 5/1/27(a)	200,000	210,444
5.00%, 2/1/28(a)	100,000	105,000
5.38%, 6/1/29(a)	550,000	596,062
4.75%, 3/1/30(a)	115,000	121,756
4.50%, 8/15/30(a)	260,000	273,012
4.25%, 2/1/31(a)	90,000	93,282
CSC Holdings LLC
5.88%, 9/15/22	200,000	211,500
5.50%, 5/15/26(a)	200,000	208,000
5.38%, 2/1/28(a)	200,000	211,250
6.50%, 2/1/29(a)	200,000	221,750
5.75%, 1/15/30(a)	200,000	212,500
Diamond Sports Group LLC / Diamond Sports Finance Co.
5.38%, 8/15/26(a)	90,000	63,675
6.63%, 8/15/27(a)	115,000	59,872
DISH DBS Corp.
5.88%, 7/15/22	100,000	104,000

	Shares/ Principal	Fair Value

Media (continued)
5.88%, 11/15/24	$200,000	$205,100
7.75%, 7/1/26	300,000	329,808
7.38%, 7/1/28	40,000	41,200
EW Scripps Co. (The), 5.13%, 5/15/25(a)	75,000	73,313
GCI LLC, 4.75%, 10/15/28(a)	25,000	25,313
Gray Television, Inc., 5.88%, 7/15/26(a)	121,000	125,537
Liberty Interactive LLC
8.50%, 7/15/29	100,000	107,750
8.25%, 2/1/30	50,000	54,064
Nexstar Broadcasting, Inc., 5.63%, 7/15/27(a)	100,000	105,038
Radiate Holdco LLC / Radiate Finance, Inc., 4.50%, 9/15/26(a)	50,000	49,989
Sirius XM Radio, Inc.
5.00%, 8/1/27(a)	51,000	53,168
5.50%, 7/1/29(a)	50,000	53,625
4.13%, 7/1/30(a)	115,000	117,156
TEGNA, Inc.
4.75%, 3/15/26(a)	80,000	81,600
5.00%, 9/15/29(a)	50,000	49,375
Univision Communications, Inc., 5.13%, 2/15/25(a)	200,000	189,500
UPC Holding BV, 5.50%, 1/15/28(a)	200,000	206,250
Virgin Media Secured Finance PLC, 5.50%, 5/15/29(a)	200,000	214,690
Ziggo BV, 5.50%, 1/15/27(a)	150,000	157,125
		5,376,660
Metal Fabricate & Hardware - 0.4%
Advanced Drainage Systems, Inc., 5.00%, 9/30/27(a)	145,000	151,525
Grinding Media, Inc. / Moly-Cop AltaSteel Ltd., 7.38%, 12/15/23(a)	100,000	101,250
		252,775
Mining - 1.7%
Arconic Corp., 6.13%, 2/15/28(a)	137,000	140,682
FMG Resources August 2006 Pty Ltd., 4.50%, 9/15/27(a)	85,000	90,738
Freeport-McMoRan, Inc.
3.55%, 3/1/22	46,000	46,792
4.38%, 8/1/28	155,000	160,263
Hudbay Minerals, Inc.
7.25%, 1/15/23(a)	200,000	203,760
7.63%, 1/15/25(a)	50,000	50,875
6.13%, 4/1/29(a)	35,000	34,650
IAMGOLD Corp., 5.75%, 10/15/28(a)	55,000	53,488
Joseph T Ryerson & Son, Inc., 8.50%, 8/1/28(a)	25,000	26,313
New Gold, Inc., 7.50%, 7/15/27(a)	115,000	122,475
Novelis Corp.
5.88%, 9/30/26(a)	100,000	102,750

Global Atlantic BlackRock High Yield Portfolio

Portfolio of Investments (Unaudited) (Continued)

September 30, 2020

	Shares/ Principal	Fair Value

Mining (continued)
4.75%, 1/30/30(a)	$65,000	$63,844
		1,096,630
Miscellaneous Manufacturing - 0.0%†
Hillenbrand, Inc., 5.75%, 6/15/25	25,000	26,656

Office & Business Equipment - 0.3%
CDW LLC / CDW Finance Corp.
5.50%, 12/1/24	100,000	109,125
4.13%, 5/1/25	55,000	56,787
		165,912
Oil & Gas - 8.6%
Antero Resources Corp., 5.63%, 6/1/23	50,000	36,250
Apache Corp.
4.63%, 11/15/25	45,000	42,891
4.88%, 11/15/27	65,000	61,425
4.38%, 10/15/28	100,000	91,500
4.25%, 1/15/30	50,000	45,046
5.10%, 9/1/40	147,000	131,657
4.75%, 4/15/43	100,000	88,937
Berry Petroleum Co. LLC, 7.00%, 2/15/26(a)	95,000	73,862
Calumet Specialty Products Partners LP / Calumet Finance Corp.
7.75%, 4/15/23	50,000	44,760
11.00%, 4/15/25(a)	50,000	45,250
Cenovus Energy, Inc.
5.38%, 7/15/25	25,000	24,061
4.25%, 4/15/27	125,000	113,010
6.75%, 11/15/39	125,000	125,669
CNX Resources Corp.
5.88%, 4/15/22	77,000	77,000
7.25%, 3/14/27(a)	235,000	239,700
Comstock Resources, Inc.
7.50%, 5/15/25(a)	155,000	145,700
9.75%, 8/15/26	50,000	51,435
Continental Resources, Inc.
4.50%, 4/15/23	160,000	152,480
4.38%, 1/15/28	60,000	51,975
4.90%, 6/1/44	55,000	41,424
EQT Corp.
7.88%, 2/1/25	114,000	126,363
3.90%, 10/1/27	75,000	69,047
8.75%, 2/1/30	100,000	118,000
Hilcorp Energy I LP / Hilcorp Finance Co., 6.25%, 11/1/28(a)	80,000	72,800
Indigo Natural Resources LLC, 6.88%, 2/15/26(a)	50,000	48,664
Jagged Peak Energy LLC, 5.88%, 5/1/26	35,000	34,825
Matador Resources Co., 5.88%, 9/15/26	80,000	66,876

	Shares/ Principal	Fair Value

Oil & Gas (continued)
Murphy Oil Corp.
5.75%, 8/15/25	$100,000	$87,238
5.88%, 12/1/27	130,000	111,025
Occidental Petroleum Corp.
2.70%, 8/15/22	192,000	179,399
2.90%, 8/15/24	425,000	360,583
6.38%, 9/1/28	70,000	64,799
3.50%, 8/15/29	250,000	191,550
6.45%, 9/15/36	160,000	136,400
4.30%, 8/15/39	150,000	103,974
4.40%, 4/15/46	125,000	88,776
4.40%, 8/15/49	150,000	105,016
Parkland Fuel Corp., 5.88%, 7/15/27(a)	40,000	42,050
PBF Holding Co. LLC / PBF Finance Corp.
9.25%, 5/15/25(a)	40,000	41,001
7.25%, 6/15/25	200,000	151,000
6.00%, 2/15/28(a)	65,000	43,618
PDC Energy, Inc., 5.75%, 5/15/26	30,000	27,856
Range Resources Corp.
5.00%, 3/15/23	200,000	190,000
9.25%, 2/1/26(a)	270,000	277,425
SM Energy Co., 10.00%, 1/15/25(a)	79,000	75,050
Southwestern Energy Co.
6.45%, 1/23/25	100,000	96,875
7.50%, 4/1/26	150,000	146,625
8.38%, 9/15/28	50,000	49,131
Sunoco LP / Sunoco Finance Corp.
5.50%, 2/15/26	350,000	349,563
6.00%, 4/15/27	220,000	226,050
WPX Energy, Inc.
8.25%, 8/1/23	58,000	65,540
5.88%, 6/15/28	36,000	37,620
		5,468,771
Oil & Gas Services - 0.5%
Archrock Partners LP / Archrock Partners Finance Corp., 6.25%, 4/1/28(a)	100,000	94,250
ChampionX Corp., 6.38%, 5/1/26	65,000	62,087
USA Compression Partners LP / USA Compression Finance Corp., 6.88%, 4/1/26	135,000	133,819
		290,156
Packaging & Containers - 2.5%
Ardagh Packaging Finance PLC / Ardagh Holdings USA, Inc., 5.25%, 8/15/27(a)	200,000	203,800
Ball Corp.
5.25%, 7/1/25	100,000	113,192
2.88%, 8/15/30	60,000	59,325

Global Atlantic BlackRock High Yield Portfolio

Portfolio of Investments (Unaudited) (Continued)

September 30, 2020

	Shares/ Principal	Fair Value

Packaging & Containers (continued)
Berry Global, Inc.
4.50%, 2/15/26(a)	$150,000	$151,500
4.88%, 7/15/26(a)	130,000	136,500
Cascades, Inc./Cascades USA, Inc.
5.13%, 1/15/26(a)	100,000	104,500
5.38%, 1/15/28(a)	80,000	84,100
Graphic Packaging International LLC, 3.50%, 3/1/29(a)	35,000	35,219
Greif, Inc., 6.50%, 3/1/27(a)	55,000	56,979
Mauser Packaging Solutions Holding Co., 5.50%, 4/15/24(a)	100,000	100,354
Plastipak Holdings, Inc., 6.25%, 10/15/25(a)	100,000	100,000
Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC / Reynolds Group Issuer Lu, 5.13%, 7/15/23(a)	100,000	101,250
Silgan Holdings, Inc.
4.75%, 3/15/25	300,000	305,250
4.13%, 2/1/28	15,000	15,338
		1,567,307
Pharmaceuticals - 1.6%
AdaptHealth LLC, 6.13%, 8/1/28(a)	55,000	56,936
Bausch Health Americas, Inc., 8.50%, 1/31/27(a)	60,000	65,925
Bausch Health Cos., Inc.
5.88%, 5/15/23(a)	20,000	19,900
7.00%, 3/15/24(a)	250,000	258,750
5.50%, 11/1/25(a)	60,000	61,575
7.00%, 1/15/28(a)	30,000	31,800
5.00%, 1/30/28(a)	55,000	53,419
Herbalife Nutrition Ltd. / HLF Financing, Inc., 7.88%, 9/1/25(a)	100,000	107,375
Horizon Therapeutics USA, Inc., 5.50%, 8/1/27(a)	250,000	265,312
Par Pharmaceutical, Inc., 7.50%, 4/1/27(a)	95,000	99,530
Vizient, Inc., 6.25%, 5/15/27(a)	20,000	20,950
		1,041,472
Pipelines - 3.8%
Antero Midstream Partners LP / Antero Midstream Finance Corp.
5.75%, 3/1/27(a)	20,000	16,550
5.75%, 1/15/28(a)	300,000	246,750
Cheniere Energy Partners LP
5.25%, 10/1/25	200,000	204,600
4.50%, 10/1/29	90,000	92,319
Crestwood Midstream Partners LP / Crestwood Midstream Finance Corp., 5.63%, 5/1/27(a)	75,000	66,995

	Shares/ Principal	Fair Value
Pipelines (continued)
DCP Midstream Operating LP, 5.38%, 7/15/25	$255,000	$262,926
EnLink Midstream Partners LP, 4.15%, 6/1/25	225,000	193,732
EQM Midstream Partners LP, 6.50%, 7/1/27(a)	160,000	169,603
Genesis Energy LP / Genesis Energy Finance Corp., 6.50%, 10/1/25	125,000	108,125
Global Partners LP / GLP Finance Corp.
7.00%, 6/15/23	75,000	76,500
6.88%, 1/15/29(a)	80,000	80,800
Hess Midstream Operations LP, 5.63%, 2/15/26(a)	70,000	71,311
NGL Energy Partners LP / NGL Energy Finance Corp.
7.50%, 11/1/23	100,000	66,625
7.50%, 4/15/26	97,000	60,868
Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp.
5.50%, 9/15/24(a)	100,000	94,000
5.50%, 1/15/28(a)	200,000	180,000
Targa Resources Partners LP / Targa Resources Partners Finance Corp.
5.88%, 4/15/26	70,000	71,869
5.00%, 1/15/28	100,000	97,500
Western Midstream Operating LP
5.05%, 2/1/30	150,000	145,990
5.30%, 3/1/48	130,000	104,650
		2,411,713
Real Estate - 0.9%
Five Point Operating Co. LP / Five Point Capital Corp., 7.88%, 11/15/25(a)	50,000	49,975
Greystar Real Estate Partners LLC, 5.75%, 12/1/25(a)	35,000	35,262
Hunt Cos., Inc., 6.25%, 2/15/26(a)	175,000	168,000
Kennedy-Wilson, Inc., 5.88%, 4/1/24	300,000	298,500
		551,737
REITS - 4.3%
Brookfield Property REIT, Inc. / BPR Cumulus LLC / BPR Nimbus LLC / GGSI Sellco LLC, 5.75%, 5/15/26(a)	90,000	70,926
GEO Group, Inc. (The), 5.13%, 4/1/23	300,000	243,750
HAT Holdings I LLC / HAT Holdings II LLC
5.25%, 7/15/24(a)	100,000	104,207
3.75%, 9/15/30(a)	130,000	130,325
Iron Mountain, Inc.
4.88%, 9/15/27(a)	50,000	50,988
5.25%, 7/15/30(a)	220,000	229,350
4.50%, 2/15/31(a)	90,000	90,846
5.63%, 7/15/32(a)	25,000	26,400
iStar, Inc., 4.25%, 8/1/25	100,000	93,312

Global Atlantic BlackRock High Yield Portfolio

Portfolio of Investments (Unaudited) (Continued)

September 30, 2020

	Shares/ Principal	Fair Value

REITS (continued)
Ladder Capital Finance Holdings LLP / Ladder Capital Finance Corp.
5.25%, 10/1/25(a)	$50,000	$46,313
4.25%, 2/1/27(a)	25,000	21,625
MGM Growth Properties Operating Partnership LP / MGP Finance Co-Issuer, Inc.
5.63%, 5/1/24	500,000	530,140
4.63%, 6/15/25(a)	40,000	40,800
MPT Operating Partnership LP / MPT Finance Corp., 5.00%, 10/15/27	150,000	156,405
New Residential Investment Corp., 6.25%, 10/15/25(a)	25,000	24,637
Park Intermediate Holdings LLC / PK Domestic Property LLC / PK Finance Co.-Issuer, 5.88%, 10/1/28(a)	20,000	19,950
SBA Communications Corp.
4.88%, 9/1/24	100,000	102,490
3.88%, 2/15/27(a)	100,000	101,500
Service Properties Trust
4.65%, 3/15/24	50,000	46,500
7.50%, 9/15/25	215,000	228,480
Starwood Property Trust, Inc., 4.75%, 3/15/25	145,000	138,838
VICI Properties LP / VICI Note Co., Inc.
4.25%, 12/1/26(a)	25,000	25,116
3.75%, 2/15/27(a)	50,000	49,164
4.63%, 12/1/29(a)	75,000	76,312
4.13%, 8/15/30(a)	70,000	68,863
		2,717,237
Retail - 3.4%
1011778 BC ULC / New Red Finance, Inc.
5.75%, 4/15/25(a)	40,000	42,700
5.00%, 10/15/25(a)	250,000	256,340
4.00%, 10/15/30(a)	80,000	80,617
Abercrombie & Fitch Management Co., 8.75%, 7/15/25(a)	50,000	52,625
Asbury Automotive Group, Inc., 4.75%, 3/1/30(a)	70,000	70,525
Group 1 Automotive, Inc., 4.00%, 8/15/28(a)	35,000	34,387
IRB Holding Corp., 7.00%, 6/15/25(a)	60,000	63,975
KFC Holding Co/Pizza Hut Holdings LLC/Taco Bell of America LLC
5.25%, 6/1/26(a)	100,000	103,900
4.75%, 6/1/27(a)	50,000	52,465
L Brands, Inc.
6.88%, 7/1/25(a)	30,000	32,400
9.38%, 7/1/25(a)	15,000	17,212
6.69%, 1/15/27	50,000	50,000

	Shares/ Principal	Fair Value

Retail (continued)
7.50%, 6/15/29	$100,000	$104,500
6.63%, 10/1/30(a)	45,000	45,788
6.88%, 11/1/35	150,000	147,796
Lithia Motors, Inc., 4.38%, 1/15/31(a)	30,000	30,000
Macy's, Inc., 8.38%, 6/15/25(a)	50,000	51,696
Michaels Stores, Inc., 4.75%, 10/1/27(a)	75,000	74,344
Murphy Oil USA, Inc., 4.75%, 9/15/29	50,000	53,250
QVC, Inc.
4.45%, 2/15/25	100,000	102,750
4.75%, 2/15/27	100,000	102,720
4.38%, 9/1/28	90,000	91,800
Rite Aid Corp., 8.00%, 11/15/26(a)	50,000	49,938
Sally Holdings LLC / Sally Capital, Inc., 5.63%, 12/1/25	100,000	101,337
Specialty Building Products Holdings LLC / SBP Finance Corp., 6.38%, 9/30/26(a)	35,000	35,613
Staples, Inc., 7.50%, 4/15/26(a)	100,000	92,416
Superior Plus LP / Superior General Partner, Inc., 7.00%, 7/15/26(a)	50,000	53,375
Yum! Brands, Inc.
7.75%, 4/1/25(a)	5,000	5,545
4.75%, 1/15/30(a)	125,000	135,000
		2,135,014
Semiconductors - 1.3%
Amkor Technology, Inc., 6.63%, 9/15/27(a)	100,000	107,287
Entegris, Inc.
4.63%, 2/10/26(a)	200,000	204,500
4.38%, 4/15/28(a)	50,000	51,375
Microchip Technology, Inc., 4.25%, 9/1/25(a)	35,000	36,314
Qorvo, Inc.
5.50%, 7/15/26	160,000	169,690
4.38%, 10/15/29	230,000	244,375
		813,541
Software - 2.4%
ACI Worldwide, Inc., 5.75%, 8/15/26(a)	25,000	26,401
Black Knight InfoServ LLC, 3.63%, 9/1/28(a)	60,000	60,638
Boxer Parent Co., Inc., 7.13%, 10/2/25(a)	15,000	16,021
BY Crown Parent LLC / BY Bond Finance, Inc., 4.25%, 1/31/26(a)	20,000	20,363
Camelot Finance SA, 4.50%, 11/1/26(a)	215,000	219,300
CDK Global, Inc., 5.88%, 6/15/26	50,000	52,125
Dun & Bradstreet Corp. (The), 6.88%, 8/15/26(a)	30,000	32,222
Fair Isaac Corp.
5.25%, 5/15/26(a)	60,000	66,600
4.00%, 6/15/28(a)	120,000	123,750

Global Atlantic BlackRock High Yield Portfolio

Portfolio of Investments (Unaudited) (Continued)

September 30, 2020

	Shares/ Principal	Fair Value

Software (continued)
Logan Merger Sub, Inc., 5.50%, 9/1/27(a)	$55,000	$55,635
MSCI, Inc.
5.38%, 5/15/27(a)	145,000	154,787
4.00%, 11/15/29(a)	60,000	63,000
3.63%, 9/1/30(a)	105,000	107,707
3.88%, 2/15/31(a)	95,000	99,009
Nuance Communications, Inc., 5.63%, 12/15/26	100,000	105,500
Open Text Corp., 3.88%, 2/15/28(a)	55,000	55,636
Open Text Holdings, Inc., 4.13%, 2/15/30(a)	55,000	56,564
PTC, Inc.
3.63%, 2/15/25(a)	50,000	50,750
4.00%, 2/15/28(a)	45,000	46,252
SS&C Technologies, Inc., 5.50%, 9/30/27(a)	100,000	106,272
Veritas US, Inc. / Veritas Bermuda Ltd., 7.50%, 9/1/25(a)	25,000	25,781
		1,544,313
Telecommunications - 6.6%
Altice France SA
7.38%, 5/1/26(a)	300,000	314,370
5.50%, 1/15/28(a)	200,000	202,500
Avaya, Inc., 6.13%, 9/15/28(a)	75,000	76,470
CenturyLink, Inc.
5.13%, 12/15/26(a)	130,000	133,561
6.88%, 1/15/28	100,000	112,144
7.60%, 9/15/39	75,000	84,741
7.65%, 3/15/42	85,000	94,987
CommScope, Inc.
5.50%, 3/1/24(a)	95,000	97,619
6.00%, 3/1/26(a)	65,000	67,763
Consolidated Communications, Inc., 6.50%, 10/1/28(a)	30,000	30,600
Hughes Satellite Systems Corp.
5.25%, 8/1/26	150,000	159,474
6.63%, 8/1/26	49,000	53,028
Level 3 Financing, Inc., 4.63%, 9/15/27(a)	190,000	195,225
Nokia Oyj, 4.38%, 6/12/27	100,000	106,187
QualityTech LP / QTS Finance Corp., 3.88%, 10/1/28(a)	45,000	45,297
Sable International Finance Ltd., 5.75%, 9/7/27(a)	200,000	208,576
Sprint Capital Corp.
6.88%, 11/15/28	100,000	125,000
8.75%, 3/15/32	60,000	87,829
Sprint Communications, Inc., 6.00%, 11/15/22	300,000	323,250
Sprint Corp.
7.88%, 9/15/23	400,000	459,500

	Shares/ Principal	Fair Value

Telecommunications (continued)
7.13%, 6/15/24	$300,000	$345,183
7.63%, 3/1/26	50,000	60,419
Switch Ltd., 3.75%, 9/15/28(a)	85,000	85,850
Telesat Canada / Telesat LLC
4.88%, 6/1/27(a)	75,000	75,304
6.50%, 10/15/27(a)	60,000	60,432
T-Mobile USA, Inc., 4.75%, 2/1/28	150,000	160,461
ViaSat, Inc.
5.63%, 4/15/27(a)	215,000	221,181
6.50%, 7/15/28(a)	60,000	60,087
Windstream Escrow LLC / Windstream Escrow Finance Corp., 7.75%, 8/15/28(a)	80,000	78,600
Zayo Group Holdings, Inc., 4.00%, 3/1/27(a)	80,000	78,738
		4,204,376
Transportation - 0.2%
Altera Infrastructure LP/Teekay Offshore Finance Corp., 8.50%, 7/15/23(a)	100,000	85,500
XPO Logistics, Inc., 6.25%, 5/1/25(a)	35,000	37,402
		122,902
Trucking & Leasing - 0.7%
Fortress Transportation and Infrastructure Investors LLC
6.75%, 3/15/22(a)	145,000	142,825
6.50%, 10/1/25(a)	85,000	83,513
9.75%, 8/1/27(a)	215,000	230,184
		456,522
Total Corporate Bonds and Notes (Cost - $61,253,092)		62,699,503
Warrants - 0.0%†
SM Energy Co., expires 6/30/23* (Cost - $0)	1,984	3,135

Short-Term Investments - 0.7%
Money Market Funds - 0.7%
Fidelity Investments Money Market Fund - Government Portfolio, Institutional Class, 0.01%(e) (Cost - $443,508)	443,508	443,508

Total Investments before Securities Sold - 99.2% (Cost - $61,696,600)		$63,146,146
Other Assets Less Liabilities - Net 0.8%		492,574
Total Net Assets - 100.0%		$63,638,720

Global Atlantic BlackRock High Yield Portfolio

Portfolio of Investments (Unaudited) (Continued)

September 30, 2020

*	Non-income producing security.
†	Represents less than 0.05%.
(a)	144A - Security was purchased pursuant to Rule 144a under the Securities Act of 1933 and may not be resold subject to that rule, except to qualified institutional buyers. As of September 30, 2020, these securities amounted to $36,537,728 or 57.4% of net assets.
(b)	Sinking bond security.
(c)	PIK - Pay-in-kind security.
(d)	Variable rate security. The rate shown is the rate in effect at period end.
(e)	The rate shown is the annualized seven-day yield at period end.

CMT	-	Treasury Constant Maturity Rate
PLC	-	Public Limited Company
REIT	-	Real Estate Investment Trust

Global Atlantic BlackRock High Yield Portfolio

Portfolio of Investments (Unaudited) (Continued)

September 30, 2020

Futures Contracts
	Counterparty	Number of Contracts	Expiration Date	Notional Value	Fair Value/Unrealized Appreciation (Depreciation)
Long Futures Contracts
U.S. 2 Year Note Future	Goldman Sachs & Co.	3	12/31/2020	$662,883	$164
U.S. Long Bond Future	Goldman Sachs & Co.	2	12/21/2020	352,562	(3,000)

					(2,836)
Short Futures Contracts
U.S. 10 Year Note Future	Goldman Sachs & Co.	1	12/21/2020	139,531	63
U.S. 5 Year Note Future	Goldman Sachs & Co.	2	12/31/2020	252,063	(119)
					(56)
Total Net Unrealized Depreciation on Futures Contracts					$(2,892)